AMOUNT DUE TO A DIRECTOR (Tables)	12 Months Ended
Mar. 31, 2025
AMOUNT DUE TO A DIRECTOR
Schedule of amount due to a director
	As of March 31,
	2025	2024
	US$’000	US$’000
Amount due to a director	890	201